SGI U.S. Large Cap Equity Fund

Class I Shares (Ticker: SILVX)
Class A Shares (Ticker: LVOLX)
Class C Shares (Ticker: SGICX)

a series of The RBB Fund, Inc.

Supplement dated February 28, 2020
to the Prospectus dated December 31, 2019

The Prospectus section entitled “SGI U.S. Large Cap Equity Fund – Summary Section – Performance Information” is amended and restated in its entirety as shown below:

Performance Information

The chart below illustrates the performance of the Fund's Class I Shares (the Class with the longest performance). The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information may be obtained at www.sgiam.com or by calling 1-855-744-8500.

TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31*

*	The returns in the bar chart are for Class I Shares. Class A Shares and Class C Shares would have substantially similar annual returns because each class of shares would have invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes have different expenses. The Fund’s Class A Shares are subject to a sales charge (load). Sales charges (loads) or account fees are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.

Best and Worst Quarterly Performance (for the period reflected in the chart above):

Best Quarter: 13.53% (quarter ended March 31, 2013)

Worst Quarter: -13.11% (quarter ended December 31, 2018)

AVERAGE ANNUAL TOTAL RETURNS

The following table, which includes all applicable sales charges (loads) and account fees, compares the Fund's Class I, Class A and Class C Shares average annual total returns for the periods indicated to the average annual total returns of a broad-based securities market index for the same periods. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2019

U.S. Large Cap Equity Fund	1 Year	5 Years	Since Inception
Class I Shares*
Return Before Taxes	27.01%	10.80%	12.57%
Return After Taxes on Distributions(1)	26.18%	9.50%	11.40%
Return After Taxes on Distributions and Sale of Fund Shares(1)	16.52%	8.25%	9.95%
Class A Shares**
Return Before Taxes	20.02%	N/A	10.11%
Class C Shares***
Return Before Taxes	25.70%	N/A	11.43%
S&P 500® Index (reflects reinvestment of dividends and no deductions for fees, expenses or taxes)	31.49%	11.70%	13.96%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

*	Class I Shares of the Fund commenced operations on February 29, 2012.

**	Class A Shares of the Fund commenced operations on October 29, 2015.

***	Class C Shares of the Fund commenced operations on December 31, 2015.

Please retain this Supplement for future reference.

SGI U.S. Small Cap Equity Fund
Class I Shares (Ticker: SCLVX)

 Class A Shares (Ticker: LVSMX)

Class C Shares (Ticker: SMLVX)

a series of The RBB Fund, Inc.

Supplement dated February 28, 2020
to the Prospectus dated December 31, 2019

The Prospectus section entitled “SGI U.S. Small Cap Equity Fund – Summary Section – Performance Information” is amended and restated in its entirety as shown below:

Performance Information

The chart below illustrates the performance of the Fund's Class I Shares. The information shows the Fund's performance for one year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information may be obtained at www.sgiam.com or by calling 1-855-744-8500.

TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31*

*	The returns in the bar chart are for Class I Shares. Class A Shares and Class C Shares would have substantially similar annual returns because each class of shares would have invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes have different expenses. The Fund’s Class A Shares are subject to a sales charge (load). Sales charges (loads) or account fees are not reflected in the bar chart and if these amounts were reflected, returns would be less than those shown.

Best and Worst Quarterly Performance (for the period reflected in the chart above):

Best Quarter: 10.94% (quarter ended March 31, 2019)

Worst Quarter: -19.35% (quarter ended December 31, 2018)

AVERAGE ANNUAL TOTAL RETURNS

The table below, which includes all applicable sales charges (loads) and account fees, compares the Fund's Class I, Class A and Class C Shares average annual total returns for the periods indicated to the average annual total returns of a broad-based securities market index for the same periods. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2019

U.S. Small Cap Equity Fund	1 Year	Since Inception (March 31, 2016)
Class I Shares	20.66%	10.30%
Return Before Taxes	20.32%	8.91%
Return After Taxes on Distributions(1)	12.42%	7.69%
Return After Taxes on Distributions and Sale of Fund Shares(1)
Class A Shares(2)
Return Before Taxes	14.06%	8.51%
Class C Shares
Return Before Taxes	19.43%	9.23%
Russell 2000® Index (reflects reinvestment of dividends and no deductions for fees, expenses or taxes)	25.52%	12.91%

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Class I Shares, Class A Shares and Class C Shares commenced operations on March 31, 2016.

(2)	Effective as of January 1, 2018, Class A Shares of the Fund are charged a 5.25% sales load. Accordingly, performance information for Class A Shares for periods prior to January 1, 2018 has been restated to reflect the effect of the sales load.

Please retain this Supplement for future reference.

SGI Global Equity Fund

Class I Shares (Ticker: SGLIX)

Class A Shares (Ticker: SGLAX)

Class C Shares (Ticker: SGLOX)

a series of The RBB Fund, Inc.

Supplement dated February 28, 2020
to the Prospectus dated December 31, 2019

The Prospectus section entitled “SGI Global Equity Fund – Summary Section – Performance Information” is amended and restated in its entirety as shown below:

Performance Information

Returns shown were generated under the management of the Fund’s former investment adviser and reflect a previous investment strategy. The Fund operated as a series of Scotia Institutional Funds prior to the close of business on March 21, 2014 (the "Predecessor Fund"). Before the Fund commenced operations, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund in a tax-free reorganization (the "Reorganization"). The Reorganization occurred on March 21, 2014. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. The performance shown for periods prior to March 21, 2014 is that of the Predecessor Fund.

The Board approved the Adviser to serve as the Global Equity Fund’s investment adviser effective January 1, 2017. Returns shown for periods prior to January 1, 2017 were generated under the management of the Global Equity Fund’s former investment adviser.

The chart below illustrates the performance of the Fund’s Class I Shares. Performance for Class A Shares and Class C Shares is not shown because Class A Shares and Class C Shares had not commenced operations prior to the date of this Prospectus. The information shows you how the Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. The chart assumes reinvestment of dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced. Updated performance information may be obtained at www.sgiam.com or by calling 855-744-8500.

TOTAL RETURNS FOR THE CALENDAR YEARS ENDED DECEMBER 31

Best and Worst Quarterly Performance (for the period reflected in the chart above):

Best Quarter: 23.87% (quarter ended September 30, 2013)

Worst Quarter: -16.50% (quarter ended September 30, 2011)

AVERAGE ANNUAL TOTAL RETURNS

The table below compares the Fund's Class I Shares average annual total returns for the periods indicated to the average annual total returns of a broad-based securities market index for the same periods. Past performance (before and after taxes) is not necessarily an indicator of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2019

Global Equity Fund	1 Year	5 Years	10 Years	Since Inception (April 1, 2009)*
Return Before Taxes	24.02%	7.99%	13.92%	16.62%
Return After Taxes on Distributions(1)	23.17%	7.34%	12.75%	15.07%
Return After Taxes on Distributions and Sale of Fund Shares	15.09%	6.17%	11.22%	13.46%
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)	26.60%	8.41%	8.79%	12.36%

*	While the Predecessor Fund commenced operations on March 31, 2009, the Predecessor Fund began investing consistent with its investment objective on April 1, 2009.

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Please retain this Supplement for future reference.